Remuneration, etc. - Share-based Variable Remuneration - Cash Delivery (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Remuneration of key personnel
Cash paid, immediate	€ 3,000	€ 3,339
Cash paid, deferred	1,826	2,099
Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid, immediate	1,370	1,205
Cash paid, deferred	947	825
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid, immediate	916	814
Cash paid, deferred	574	461
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Cash paid, immediate	714	603
Cash paid, deferred	305	124
Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Cash paid, immediate	0	718
Cash paid, deferred	€ 0	€ 690